As filed with the Securities and Exchange Commission on October 28, 2010
                                                                                                                                              File Nos. 33-97598 and 811-09102

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SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

                                                                              FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Post-Effective Amendment No. 118	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 120	☒

(Check appropriate box or boxes)

iShares, Inc.
(Exact Name of Registrant as Specified in Charter)

c/o State Street Bank & Trust Company
200 Clarendon Street
Boston, MA 02116
(Address of Principal Executive Office)(Zip Code)

Registrant’s Telephone Number, including Area Code: (415) 597-2000

The Corporation Trust Company
300 E. Lombard Street
Baltimore, MD 21202
 (Name and Address of Agent for Service)

With Copies to:

MARGERY K. NEALE, ESQ.	BENJAMIN J. HASKIN, ESQ.	ANDREW JOSEF, ESQ.
WILLKIE FARR & GALLAGHER LLP	WILLKIE FARR & GALLAGHER LLP	BLACKROCK INSTITUTIONAL TRUST COMPANY, N.A.
787 SEVENTH AVENUE	1875 K STREET, N.W.	400 HOWARD STREET
NEW YORK, N.Y. 10019-6099	WASHINGTON, D.C. 20006-1238	SAN FRANCISCO, CA 94105

It is proposed that this filing will become effective (check appropriate box):

☐ Immediately upon filing pursuant to paragraph (b)	☒ November 26, 2010 pursuant to paragraph (b)

☐ 60 days after filing pursuant to paragraph (a)(1)	☐ On (date) pursuant to paragraph (a)(1)

☐ 75 days after filing pursuant to paragraph (a)(2)	☐ On (date) pursuant to paragraph (a)(2)

If appropriate, check the following box:

☒	The post-effective amendment designates a new effective date for a previously filed post-effective amendment

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This Post-Effective Amendment No. 118 to the Registrant’s Registration Statement on Form N-1A is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 of the Securities Act of 1933, as amended (the “1933 Act”), solely for the purpose of delaying, until November 26, 2010, the effectiveness of the registration statement for the iShares MSCI Emerging Markets Small Cap Index Fund (the “Fund”), filed in Post-Effective Amendment No. 112 on April 26, 2010, in Post-Effective Amendment No. 114 on July 9, 2010, in Post-Effective Amendment No. 115 on August 6, 2010, in Post-Effective Amendment No. 116 on September 2, 2010 and in Post-Effective Amendment No. 117 on September 30, 2010, each pursuant to paragraph (a) of Rule 485 of the 1933 Act.

This Post-Effective Amendment No. 118 incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 112.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 118 to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of San Francisco and the State of California on the 28th day of October 2010.

By:
Michael Latham*
President and Trustee

Date: October 28, 2010

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 118 to the Registration Statement has been signed below by the following persons in the capacity and on the dates indicated:

By:
Michael Latham*
President and Trustee

Date: October 28, 2010

John E. Martinez**
Trustee

Date: October 28, 2010

George G. C. Parker**
Trustee

Date: October 28, 2010

Cecilia H. Herbert**
Trustee

Date: October 28, 2010

Charles A. Hurty**
Trustee

Date: October 28, 2010

John E. Kerrigan**
Trustee

Date: October 28, 2010

Robert H. Silver**
Trustee

Date: October 28, 2010

Darrell Duffie**
Trustee

Date: October 28, 2010

Robert S. Kapito***
Trustee

Date: October 28, 2010

/s/ Jack Gee
Jack Gee
Treasurer

Date: October 28, 2010

*,**,***By:	/s/ Jack Gee
Jack Gee
Attorney-in-fact

Date: October 28, 2010

*	Power of Attorney, dated May 1, 2010, for Michael A. Latham is incorporated by reference to Post-Effective Amendment No. 113, filed April 30, 2010.
**
Powers of Attorney, each dated February 23, 2009, for John E. Martinez, George G.C. Parker, Cecilia H. Herbert, Charles A. Hurty, John E. Kerrigan, Robert H. Silver and J. Darrell Duffie are incorporated by reference to Post-Effective Amendment No. 100, filed September 28, 2009.

***	Power of Attorney, dated December 8, 2009, for Robert S. Kapito is incorporated by reference to Post-Effective Amendment No. 105, filed December 23, 2009.